Derivative Instruments (Gains (Losses) Related to Derivatives and Hedged Items) (Details) - Interest rate swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives designated as hedging instruments | Fair Value Hedging
Derivative [Line Items]
Derivative	$ 215,587	$ 0	$ 0
Hedged Item	(249,168)	0	0
Net	(33,581)	0	0
Derivatives not designated as hedging instruments
Derivative [Line Items]
Amount Excluded: Recognized in Income Immediately	$ 13,957	$ 0	$ 0